Note 8 - Incentive Plans (Details Textual) - USD ($)	1 Months Ended		4 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Aug. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expense	$ 302,000			$ 15,776,000
Each Outside Director [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)	12,500
Outside Directors [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)	62,500
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense				15,500,000
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			$ 3,800,000	$ 3,800,000		$ 3,800,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		2 years
The 401K Plan [Member]
Defined Contribution Plan, Period of Employment for Eligibility (Month)						90 days
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent						80.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match						100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay						4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount			$ 49,000